MARKETABLE SECURITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities Narrative Details
Proceeds from sale and maturity of marketable securities	$ 27,106
Marketable securities restricted	$ 390	$ 769